Risks and Uncertainties	12 Months Ended
Dec. 31, 2025
EBP 011 [Member]
EBP, Risk and Uncertainty [Line Items]
Risks and Uncertainties
NOTE G - Risks and Uncertainties
The Plan invests in various investment securities. Investment securities are exposed to various risks such as interest rate, market, and credit risks. Given the level of risk associated with certain investment securities, it is possible that changes in the values of investment securities will occur in the near term and that such changes could materially affect participants’ account balances, and the amounts reported in the statements of net assets available for benefits.